JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend Income Fund
JPMorgan SmartRetirement® Blend 2025 Fund
JPMorgan SmartRetirement® Blend 2030 Fund
JPMorgan SmartRetirement® Blend 2035 Fund
JPMorgan SmartRetirement® Blend 2040 Fund
JPMorgan SmartRetirement® Blend 2045 Fund
JPMorgan SmartRetirement® Blend 2050 Fund
JPMorgan SmartRetirement® Blend 2055 Fund
JPMorgan SmartRetirement® Blend 2060 Fund
JPMORGAN TRUST IV
JPMorgan SmartRetirement® Blend 2065 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 7, 2026 to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information dated November 1, 2025, as supplemented
Reorganization of JPMorgan SmartRetirement® Blend 2025 Fund into JPMorgan SmartRetirement® Blend Income Fund
It is expected that the JPMorgan SmartRetirement® Blend 2025 Fund (the “2025 Fund”) will be merged into the JPMorgan SmartRetirement® Blend Income Fund (the “Income Fund”) on or about October 2, 2026 (the “Reorganization”). The Board of Trustees approved the Reorganization. An information statement/registration statement will be mailed to 2025 Fund shareholders closer to the Reorganization date providing further details. It is anticipated that the Reorganization will not require shareholder approval.
Portfolio Manager Retirement
As previously announced, Jeffrey Geller is retiring from J.P. Morgan Investment Management Inc. to be effective in late 2026. Effective close of business February 27, 2026, he will no longer serve as a portfolio manager to the Funds. All references to Mr. Geller are hereby deleted from the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information.

SUP-SRB-126

Target Allocations Changes
In addition, as part of the annual review process, effective February 1, 2026, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2025 Fund

Target Allocations[1]
Fixed Income	55.00%
U.S. Fixed Income	41.60%
Inflation Managed	5.00%
High Yield Fixed Income	6.60%
Emerging Markets Debt	1.80%
Equity	40.00%
U.S. Large Cap Equity	21.15%
U.S. Mid Cap Equity	2.80%
U.S. Small Cap Equity	1.55%
REITs	0.80%
International Equity	10.00%
Emerging Markets Equity	3.70%
Money Market/Cash and Cash Equivalents	5.00%
Money Market/Cash and Cash Equivalents	5.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2030 Fund

Target Allocations[1]
Equity	53.00%
U.S. Large Cap Equity	28.05%
U.S. Mid Cap Equity	3.70%
U.S. Small Cap Equity	2.05%
REITs	1.05%
International Equity	13.25%
Emerging Markets Equity	4.90%
Fixed Income	47.00%
U.S. Fixed Income	37.95%
Inflation Managed	2.50%
High Yield Fixed Income	5.15%
Emerging Markets Debt	1.40%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2035 Fund

Target Allocations[1]
Equity	66.00%
U.S. Large Cap Equity	34.95%
U.S. Mid Cap Equity	4.60%
U.S. Small Cap Equity	2.50%
REITs	1.30%
International Equity	16.55%
Emerging Markets Equity	6.10%
Fixed Income	34.00%
U.S. Fixed Income	29.25%
Inflation Managed	0.00%
High Yield Fixed Income	3.75%
Emerging Markets Debt	1.00%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2040 Fund

Target Allocations[1]
Equity	77.00%
U.S. Large Cap Equity	40.65%
U.S. Mid Cap Equity	5.40%
U.S. Small Cap Equity	2.95%
REITs	1.55%
International Equity	19.30%
Emerging Markets Equity	7.15%
Fixed Income	23.00%
U.S. Fixed Income	19.75%
Inflation Managed	0.00%
High Yield Fixed Income	2.55%
Emerging Markets Debt	0.70%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2045 Fund

Target Allocations[1]
Equity	85.00%
U.S. Large Cap Equity	44.95%
U.S. Mid Cap Equity	5.95%
U.S. Small Cap Equity	3.25%
REITs	1.70%
International Equity	21.30%
Emerging Markets Equity	7.85%
Fixed Income	15.00%
U.S. Fixed Income	12.90%
Inflation Managed	0.00%
High Yield Fixed Income	1.65%
Emerging Markets Debt	0.45%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

Composite Benchmark Changes
In addition, effective April 1, 2026, the Funds’ management team will modify the composite benchmark for each SmartRetirement Blend Fund by replacing the Bloomberg U.S. High Yield—2% Issuer Cap Index with the ICE BofA US High Yield Constrained Index to represent the High Yield component of each benchmark. Therefore, effective April 1, 2026, the description of the composite benchmark within the first paragraph of the “The Fund’s Past Performance” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1‑10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3‑Month Treasury Bill Index. Each index is weighted to reflect the target allocations of the Fund and is adjusted over time to correspond to changes in the target allocations of the Fund.
Furthermore, also effective April 1, 2026, the first two paragraphs under “MORE INFORMATION ON THE COMPOSITE BENCHMARKS” in the “More About the Funds” section are hereby deleted and replaced with the following:
The composite benchmark for each Fund is a customized benchmark of unmanaged market indexes that represent the asset classes in which each Fund invests. Each index is weighted to reflect the target allocations of the respective Fund and is adjusted over time to correspond to changes in the target allocations of each Fund. When the composite benchmark weighting changes, its new allocation is utilized to calculate composite performance from and after such change. If a new asset class is added to the target allocations, an index will be added to represent this asset class. Composite benchmark performance for periods prior to the change is not recalculated or restated based on the composite benchmark’s new allocation but rather reflects the composite benchmark’s actual allocation during that period.
The asset classes in which each Fund invests and the related benchmark indexes are as follows: U.S. Large Cap Equity (S&P 500 Index); U.S. Mid Cap Equity (S&P 400 Index); U.S. Small Cap Equity (Russell 2000 Index); REITs (MSCI USREIT Index); International Equity (MSCI EAFE Index (net total return)); Emerging Markets Equity (MSCI Emerging Markets Index (net total return)); U.S. Fixed Income (Bloomberg U.S. Aggregate Index); Inflation Managed (Bloomberg U.S. Treasury Inflation Notes: 1‑10 Year Index); High Yield (ICE BofA US High Yield Constrained Index); Emerging Markets Debt (EMBI Global Diversified Index); and Money Market/Cash and Cash Equivalents (FTSE 3‑Month Treasury Bill Index). For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash

Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For performance commencing February 1, 2020 to March 31, 2026, the Bloomberg U.S. High Yield — 2% Issuer Cap Index represented the High Yield component of the benchmark. For historical performance prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Funds invest.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR
FUTURE REFERENCE